Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000224810 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224810 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224810 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224810 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224810 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | KLA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Aflac
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000224810 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000224810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224811 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224811 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224811 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224811 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224811 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | KLA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Aflac
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000224811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000224811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%